TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Gross book value	[1]	$ 785,952	$ 532,106
Impairment loss Provision		$ (81,004)	$ (122,193)
Up to date [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	1.00%	4.00%
Gross book value	[1]	$ 591,210	$ 302,079
Impairment loss Provision		$ (8,806)	$ (11,112)
From 1 to 90 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	10.00%	4.00%
Gross book value	[1]	$ 116,613	$ 103,615
Impairment loss Provision		$ (11,840)	$ (4,049)
From 91 to 180 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	31.00%	66.00%
Gross book value	[1]	$ 11,376	$ 15,989
Impairment loss Provision		$ (3,567)	$ (10,501)
From 181 to 360 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	72.00%	80.00%
Gross book value	[1]	$ 3,863	$ 40,621
Impairment loss Provision		$ (2,766)	$ (32,627)
more of 360 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	86.00%	92.00%
Gross book value	[1]	$ 62,890	$ 69,802
Impairment loss Provision		$ (54,025)	$ (63,904)

[1]	The gross book value represents the maximum credit risk value of trade accounts receivables.
[2]	Corresponds to the consolidated expected rate of accounts receivable.